Income Taxes - Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Unused operating losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 1,083
Expiry Date	2020 - Indefinite
Unused capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 795
Expiry Date	Indefinite
Unused investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 46
Expiry Date	2019 - 2037